Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (5,588,803)	$ 21,798,732	$ (1,860,902)	$ (12,529,017)
Cash flows from investing activities:
Purchase of property and equipment	(243,937)	(16,592,618)	(79,638,281)	(114,113,439)
Purchase of property and equipment from a related party			(4,512,810)	(126,272)
Net cash used in investing activities	(243,937)	(16,592,618)	(84,151,091)	(114,239,711)
Cash flows from financing activities:
Capital injection from shareholders	7,639,419	10,000	42,360,581	42,360,581
Proceeds from bank borrowings				12,034,734
Proceeds from short-term bank borrowings		34,680,563
Proceeds from long-term bank borrowings		11,363,413
Proceeds from borrowings from a related party		5,000,000	44,774,119	93,571,624
Repayment of borrowings to a related party		(27,992,018)		(126,272)
Payments of offering costs		(1,569,634)	(593,335)	(1,817,310)
Net cash provided by financing activities	7,639,419	21,492,324	86,541,365	146,149,629
Effect of exchange rate changes on cash	258,769	(1,309,108)	(1,549,580)	(2,448,856)
Net increase in cash	2,065,448	25,389,330	(1,020,208)	16,932,045
Cash and restricted cash at beginning of year		18,997,493	2,065,448	2,065,448
Cash and restricted cash at end of year	2,065,448	44,386,823	1,045,240	18,997,493	$ 2,065,448
Cash paid for interest expense		1,059,748
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	186,950		472,163	473,014
Cash paid for interest expense to a related party		631,388
Change in payables related to purchase of property and equipment		23,024,401	14,749,735	34,743,940
Cash paid for income tax
Payment of offering costs by a related party		700,000		81,025
Accrual of offering costs				892,976
Supplemental cash flow information for non-cash operating, investing and financing activities:
Cash paid for interest expense		1,059,748
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	186,950		472,163	473,014
Cash paid for interest expense to a related party		631,388
Change in payables related to purchase of property and equipment		23,024,401	14,749,735	34,743,940
Cash paid for income tax
Payment of offering costs by a related party		700,000		81,025
Accrual of offering costs				892,976
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	2,065,448	41,669,523		18,035,405	2,065,448
Restricted cash		129,635		82,195
Restricted cash, non-current		2,587,665		879,893
Cash and restricted cash at end of period	2,065,448	44,386,823	1,045,240	18,997,493	2,065,448
Net income (loss)	(186,839)	$ 19,550,448	$ (1,922,260)	9,889,155	$ (186,839)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	16			2,607,276
Loss from disposal of property and equipment				13,511
Amortization of right of use assets	1,060			114,614
Amortization of long-term prepaid expenses	29,573			180,192
Changes in operating assets and liabilities:
Prepayments				(152,023)
Prepayments – a related party				(24,845,082)
Inventories				(40,728,301)
Other current assets				(87,263)
Long-term prepaid expenses	(7,984,714)
Other non-current assets				(22,655)
Accounts payable	798,471			2,079,725
Contract liabilities				540,481
Contract liabilities – a related party				29,340,608
Due to related parties	1,685,008			3,267,670
Other payable and accrued expenses	65,983			5,404,730
Lease liabilities	$ 2,639			$ (131,655)